Earnings (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings (Loss) Per Common Share
Earnings (Loss) Per Common Share

Note 16.    Earnings (Loss) Per Common Share

Basic earnings (loss) per common share attributable to our shareholders is calculated by dividing the net earnings (loss) attributable to our shareholders by the weighted average number of outstanding common shares during the period.

Diluted earnings (loss) per share is calculated by taking net earnings (loss), divided by the diluted weighted average common shares outstanding. The calculations of basic and diluted earnings (loss) per share for the three months and nine months ended, 2019 and 2018 are as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019	2018
Net earnings (loss) attributable to common stockholders	$(13,711,867)	$(7,186,847)	$11,506,861	$(19,228,240)
Interest expense attributable to convertible promissory note	—	—	125,485	—
Net earnings (loss) assuming dilution	(13,711,867)	(7,186,847)	11,632,346	(19,228,240)
Basic
Basic weighted average common shares outstanding	127,609,748	74,063,495	113,964,933	71,574,303
Effect of dilutive securities	—	—	—	—
Convertible preferred shares- Series A	—	—	933,333	—
Conversion of restricted shares and employee stock options	—	—	22,823	—
Convertible promissory notes	—	—	2,777,687	—
Contingently issuable shares	—	—	621,117	—
Diluted potential common shares	127,609,748	74,063,495	118,319,893	71,574,303

Net earnings (loss) per share:
Basic	$(0.11)	$(0.10)	$0.10	$(0.27)
Diluted	$(0.11)	$(0.10)	$0.10	$(0.27)

In 2018, diluted net loss per share equals basic net loss per share because the effect of securities convertible into common shares was anti-dilutive. The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in our earnings (losses) and thus these shares were not included in the computation of diluted earnings (loss) per share because the effect was antidilutive.

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019	2018
Warrants	3,709,240	60,000	3,709,240	60,000
Options	14,971,431	1,797,017	14,965,598	1,797,017
Series A Preferred Stock	933,333	933,333	—	933,333
Convertible promissory note and interest	12,417,909	10,227,507	9,324,911	10,227,507
Contingently issuable shares	2,322,808	—	2,322,808	—
Total	34,354,721	13,017,857	30,322,557	13,017,857

Note 16.  Loss Per Common Share

	2018	2017
Net loss attributable to common stockholders	$(27,426,356)	$(10,503,049)
Basic
Basic weighted average common shares outstanding	78,386,116	61,182,209
Diluted
Diluted weighted average common shares outstanding	78,386,116	61,182,209
Net loss per share:
Basic	$(0.35)	$(0.17)
Diluted	$(0.35)	$(0.17)

Basic loss per common share attributable to our shareholders is calculated by dividing the net loss attributable to our shareholders by the weighted average number of outstanding common shares during the period.

Diluted loss per share is calculated by taking net loss, divided by the diluted weighted average common shares outstanding. Diluted net loss per share equals basic net loss per share because the effect of securities convertible into common shares is anti-dilutive.

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in our losses and thus these shares were not included in the computation of diluted loss per share because the effect was either antidilutive.

	December 31,	December 31,
	2018	2017
Warrants	60,000	2,521,896
Options	1,706,431	2,162,977
Series A Preferred Stock	933,333	933,333
Convertible promissory note and interest	10,407,233	35,346,703
Total	13,106,997	40,964,909